INCOME TAX EXPENSE AND DEFERRED TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 260,505,794	$ 232,803,625	$ 203,208,988
Tax expense at legal rate (27.0%)	(70,336,564)	(62,856,979)	(54,866,427)
Effect of tax rate in other jurisdictions	(854,686)	(2,820,546)	860,745
Foreign dividend tax withholding expense and other non-taxable income	(15,253,682)	(11,536,654)	(10,868,055)
Non-deductible expenses	(2,585,111)	(3,622,958)	(2,935,310)
Tax effect on excess tax provision in previous periods	(188,988)	(81,258)	13,250,594
Tax effect of price-level restatement for Chilean companies	(9,929,818)	(33,196,408)	(15,794,098)
Subsidiaries tax withholding expense and other legal tax debits and credits	13,154,542	9,770,165	24,175,231
Adjustments to tax expense	(14,803,057)	(38,667,113)	7,828,362
Total income tax expense	$ (85,994,307)	$ (104,344,638)	$ (46,177,320)
Effective rate	33.00%	44.80%	22.70%